Stradley Ronon Stevens & Young, LLP 1250 Connecticut Avenue, N.W., Suite 500 Washington, DC 20036-2652 Telephone (202) 822-9611 Fax (202) 822-0140 www.stradley.com

Christopher Zimmerman

202.419.8402

czimmerman@stradley.com

1933 Act Rule 497(e)

1933 Act File No. 033-72416

1940 Act File No. 811-08200

June 12, 2019

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Bridgeway Funds, Inc. (the “Registrant”)
Rule 497(e) filing
SEC File Nos. 033-72416 and 811-08200

Ladies and Gentlemen:

Enclosed for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, (the “1933 Act”) are exhibits of certain risk/return summary information in an interactive data format using the eXtensible Business Reporting Language (the “XBRL Exhibits”). The XBRL Exhibits reflect the risk/return summary disclosure that was included in the supplement dated May 31, 2019, to the Registrant’s Prospectus dated October 31, 2018, relating to the Blue Chip 35 Index Fund, a series of the Registrant, as filed pursuant to Rule 497(e) under the 1933 Act on May 31, 2019 (Accession Number 0001193125-19-162550).

Please direct questions or comments relating to this filing to me at the above referenced telephone number.

Very truly yours,

/s/ Christopher Zimmerman
Christopher Zimmerman, Esquire